Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accrued Expenses and Other Current Liabilities - Schedule of Accrued Liabilities (Details) [Line Items]
Payroll and other employee benefits	$ 506	$ 1,431	$ 1,084
Professional fees	477	1,116	1,913
Research, development and project costs	5,053	5,616	3,658
Operating lease liabilities, current portion	974	2,550	1,792
Other accrued expenses	391	451	431
Total accrued expenses and other current liabilities	$ 7,401	$ 11,164	$ 8,907